EQUITY METHOD INVESTMENTS (Details) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended
	Dec. 17, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
INVESTMENT IN JOINT VENTURES
Payment occurred				€ 1,000
Receivables from equity method investees		€ 4,207	€ 4,435	4,207
Recognized gain on sales				€ 3,703
SCHMID Energy Systems GmbH (SES)
INVESTMENT IN JOINT VENTURES
Ownership interest	51.00%
Ownership interest in OCT	19.90%
Exchange for payment	€ 1,000
Payment occurred		€ 1,000
SCHMID Energy Systems GmbH (SES)
INVESTMENT IN JOINT VENTURES
Percent of ownership interest in equity method investees	49.00%		48.00%	49.00%
Investment amount in associates	€ 1,200
Receivables from equity method investees			€ 248
Recognized gain on sales	€ 3,703
SCHMID Energy Systems GmbH (SES)
INVESTMENT IN JOINT VENTURES
Percent of ownership interest in equity method investees			48.00%
SCHMID AVACO Korea Co. Ltd. (SAK)
INVESTMENT IN JOINT VENTURES
Percent of ownership interest in equity method investment			50.00%	50.00%